Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31, 2021	December 31, 2020

Miners for Bitcoin	$33,268,859	$33,173,812
Miners for ETH	5,829,019	-
Less: accumulated depreciation	(6,608,720)	(3,324,655)
Property and equipment, net	$32,489,158	$29,849,157